Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

20. EMPLOYEE BENEFIT PLANS

Emera maintains a number of contributory defined-benefit and defined-contribution pension plans, which cover substantially all of its employees. In addition, the Company provides non-pension benefits for its retirees. These plans cover employees in Nova Scotia, New Brunswick, Newfoundland and Labrador, Florida, Maine, Connecticut, Massachusetts, Rhode Island, New Mexico, Barbados, Dominica and Grand Bahama Island.

Benefit Obligation and Plan Assets

The changes in benefit obligation and plan assets, and the funded status for all plans were as follows:

For the	Year ended December 31
millions of Canadian dollars	2017		2016
Change in Projected Benefit Obligation ("PBO") and Accumulated Post-retirement Benefit Obligation ("APBO")	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Balance, January 1	$2,607	$358	$1,520	$88
Addition of TECO Energy, July 1, 2016	-	-	1,035	277
Service cost	49	5	35	4
Plan participant contributions	8	4	8	-
Interest cost	99	14	79	9
Plan amendments	-	-	-	2
Benefits paid	(129)	(27)	(94)	(16)
Actuarial losses	171	25	(2)	(12)
Special termination	(35)	-	-	-
Foreign currency translation adjustment	(87)	(23)	26	6
Balance, December 31	2,683	356	2,607	358
Change in plan assets
Balance, January 1	2,208	39	1,300	6
Addition of TECO Energy, July 1, 2016	-	-	830	29
Employer contributions	109	27	49	17
Plan participant contributions	8	4	8	-
Benefits paid	(129)	(27)	(94)	(16)
Actual return on assets, net of expenses	313	5	93	2
Special termination	(34)	-	-	-
Foreign currency translation adjustment	(67)	(3)	22	1
Balance, December 31	2,408	45	2,208	39
Funded status, end of year	$(275)	$(311)	$(399)	$(319)

Plans with PBO/APBO in excess of plan assets

The aggregate financial position for all pension plans where the PBO or, for post-retirement benefit plans, the APBO exceeds the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars		2017	2016
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
PBO/APBO	$2,655	$325	$2,579	$358
Fair value of plan assets	2,370	6	2,171	39
Funded status	$(285)	$(319)	$(408)	$(319)

Plans with Accumulated Benefit Obligation (“ABO”) in excess of plan assets

The ABO for the defined benefit pension plans was $2,561 million as at December 31, 2017 (2016 – $2,489 million). The aggregate financial position for those plans with an ABO in excess of the plan assets for the years ended December 31 is as follows:

millions of Canadian dollars	2017	2016
	Defined benefit pension plans	Defined benefit pension plans
ABO	$1,608	$2,462
Fair value of plan assets	1,409	2,171
Funded status	$(199)	$(291)

Balance Sheet

The amounts recognized in the Consolidated Balance Sheets consisted of the following:

As at	December 31		December 31
millions of Canadian dollars	2017		2016
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Current liabilities	$(23)	$(18)	$(41)	$(17)
Long-term liabilities	(264)	(295)	(367)	(302)
Other asset (non-current)	10	-	9	-
Amount included in deferred tax asset	15	1	16	(1)
AOCL (AOCI) and regulatory assets after-tax adjustment	548	73	620	45
Net amount recognized at end of year	$286	$(239)	$237	$(275)

Amounts recognized in AOCI and Regulatory assets

Unamortized gains and losses and past service costs arising on post-retirement benefits are recorded in AOCI or regulatory assets. Unamortized net losses and past service costs as at the acquisition date for TECO Energy’s regulated companies were recorded as regulatory assets. The following table summarizes the change in AOCI and regulatory assets:

	Regulatory assets	Actuarial losses(gains)	Past service(gains) costs
millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2017	$309	$330	$(3)
Amortized in current period	(17)	(38)	-
Current year addition to AOCL or regulatory assets	(10)	(8)	-
Balance, December 31, 2017	$282	$284	$(3)
Non-pension benefits plans
Balance, January 1, 2017	$48	$15	$(19)
Amortized in current period	1	(2)	8
Current year addition to AOCL (AOCI) or regulatory assets	25	(2)	-
Balance, December 31, 2017	$74	$11	$(11)

	2017		2016
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Actuarial losses	$284	$11	$330	$15
Past service (gains)	(3)	(11)	(3)	(19)
Regulatory assets	282	74	309	48
Total AOCL (AOCI) and regulatory assets on a pre-tax basis	563	74	636	44
Amount included in deferred tax asset	(15)	(1)	(16)	1
Net amount in AOCL (AOCI) and regulatory assets after-tax adjustment	$548	$73	$620	$45

Benefit cost components

Emera's net periodic benefit cost included the following:

As at			Year ended December 31
millions of Canadian dollars	2017		2016
	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Service cost	$49	$5	$35	$4
Interest cost	99	14	79	9
Expected return on plan assets	(129)	(3)	(97)	(1)
Current year amortization of:
Actuarial losses	38	2	42	2
Past service costs (gains)	-	(8)	(1)	(8)
Regulatory assets (liability)	17	(1)	9	-
Settlement, curtailments	(1)	-	-	-
Total	$73	$9	$67	$6

The expected return on plan assets is determined based on the market-related value of plan assets of $2,153 million as at January 1, 2017 (2016 – $1,180 million), adjusted for interest on certain cash flows during the year. The market-related value of assets is based on a five-year smoothed asset value. Any investment gains (or losses) in excess of (or less than) the expected return on plan assets are recognized on a straight-line basis into the market-related value of assets over a five-year period.

Pension Plan Asset Allocations

Emera’s investment policy includes discussion regarding the investment philosophy, the level of risk which the Company is prepared to accept with respect to the investment of the Pension Funds, and the basis for measuring the performance of the assets. Central to the policy is the target asset allocation by major asset categories. The objective of the target asset allocation is to diversify risk and to achieve asset returns that meet or exceed the plan’s actuarial assumptions. The diversification of assets reduces the inherent risk in financial markets by requiring that assets be spread out amongst various asset classes. Within each asset class, a further diversification is undertaken through the investment in a broad basket of investment and non-investment grade securities. Emera’s target asset allocation is as follows:

Canadian Pension Plans

Asset Class	Target Range at Market
Short-term securities	0%	to	5%
Fixed income	35%	to	50%
Equities:
Canadian	12%	to	22%
Non-Canadian	30%	to	55%

Non-Canadian Pension Plans

Asset Class	Target Range at MarketWeighted average
Short-term securities	47%	to	52%
Equities	48%	to	53%

Pension Plan assets are overseen by the respective Management Pension Committees in the sponsoring companies.  All pension investments are in accordance with policies approved by the respective Board of Directors of each sponsoring company.

The following tables set out the classification of the methodology used by the Company to fair value its investments:

As at			December 31, 2017
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$32	-	$32	1%
Net in-transits	-	(36)	-	(36)	(1)%
Equity Securities:
Canadian equity		214	-	214	9%
US equity	-	390	-	390	16%
Other equity	-	197	-	197	8%
Fixed income securities:
Government	-	-	$72	72	3%
Corporate	-	-	56	56	2%
Other	-	5	-	5	-%
Other		-	4	4	-%
Open-ended investments measured at NAV (1)	$1,065	-	-	1,065	44%
Common collective trusts measured at NAV (2)	409	-	-	409	18%
Total	$1,474	$802	$132	$2,408	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

As at		December 31, 2016
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$31	$-	31	1%
Net in-transits	-	(42)	-	(42)	(2)%
Equity securities:
Canadian equity	-	192	-	192	9%
US equity	-	303	-	303	14%
Other equity	-	243	-	243	11%
Fixed Income securities:
Government	-	-	47	47	2%
Corporate	-	-	53	53	2%
Other	-	5	14	19	1%
Open-ended investments measured at NAV (1)	$1,132	-	-	1,132	51%
Common collective trusts measured at NAV (2)	230	-	-	230	11%
Total	$1,362	$732	$114	2,208	100%
(1) NAV investments are open-ended registered and non-registered mutual funds, collective investment trusts, or pooled funds. NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds valued at NAV. The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and foreign issuers while others invest in long duration U.S. investment grade fixed income assets and seeks to increase return through active management of interest rate and credit risks. The funds honor subscription and redemption activity regularly.

Refer to note 15 for more information on the fair value hierarchy and inputs used to measure fair value.

Canadian Post-Retirement Benefit Plans

There are no assets set aside to pay for the Canadian post-retirement benefit plans. As is common in Canada, post-retirement health benefits are paid from general accounts as required.

US Post-Retirement Benefit Plans

Emera’s US subsidiaries currently provide certain post-retirement health care and life insurance benefits for employees retiring after age 50 who meet eligibility requirements. Post-retirement benefit levels are substantially unrelated to salary. The Company reserves the right to terminate or modify plans in whole or in part at any time.

Emera Maine provides retiree medical benefits to certain groups of employees. The Company's retiree medical expenses are incorporated into rate filings with its regulators and are recovered through its electric rates to customers.

TECO Energy and NMGC offers retirees under age 65 and their dependents a self-funded HRA medical plan identical to that offered to active TECO Energy employees. TECO Energy retirees over the age of 65 are enrolled in a Medicare Advantage plan. NMGC retirees over age 65 and their dependents receive a fixed subsidy with which they can purchase additional coverage through a medical supplement program. NMGC also provides dental benefits to retirees and spouses.

Asset Class	Target Range at Market
Short-term securities	0%	to	0%
Equities:
US	0%	to	0%
Non-US	0%	to	0%

The fair values of investments as at December 31, 2017, for all Post-Retirement Benefit Plans by asset category, are as follows:

		December 31,2017
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$1	$-	$1	2%
Life insurance policies (1)	-	-	39	39	87%
Other investments measured at NAV	$5	-	-	5	11%
Total	$5	$1	$39	$45	100%
(1) For valuation purposes, the life insurance policies held for the NMGC retiree medical plan are valued at the cash surrender value and are considered Level 2 assets

		December 31,2016
millions of Canadian dollars	NAV	Level 1	Level 2	Total	Percentage
Cash and cash equivalents	-	$1	$-	$1	3%
Life insurance policies (1)	-	-	33	33	85%
Other investments measured at NAV	$5	-	-	5	12%
Total	$5	$1	$33	$39	100%
(1) For valuation purposes, the life insurance policies held for the NMGC retiree medical plan are valued at the cash surrender value and are considered Level 2 assets

Refer to note 15 for more information on the fair value hierarchy and inputs used to measure fair value.

Investments in Emera

As at December 31, 2017 and 2016, the assets related to the pension funds and post-retirement benefit plans do not hold any material investments in Emera or its subsidiaries securities.  However, as a significant portion of assets for the benefit plan are held in pooled assets, there may be indirect investments in these securities.

Cash Flows

The following table shows the expected cash flows for defined benefit pension and other post-retirement benefit plans:

millions of Canadian dollars	Defined benefit pension plans	Non-pension benefit plans
Expected employer contributions
2018	$97	$25
Expected benefit payments
2018	147	22
2019	143	23
2020	148	23
2021	157	23
2022	165	24
2023 – 2027	912	124

Assumptions

The following table shows the assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans:
	2017		2016
(weighted average assumptions)	Defined benefit pension plans	Non-pension benefit plans	Defined benefit pension plans	Non-pension benefit plans
Benefit obligation – December 31:
Discount rate	3.55%	3.65%	3.96%	4.18%
Rate of compensation increase	3.12%	3.28%	2.82%	2.54%
Health care trend - initial (next year)	-	6.65%	-	6.78%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2036	-	2035
Benefit cost for year ended December 31:
Discount rate	3.96%	4.18%	3.79%	3.88%
Expected long-term return on plan assets	6.29%	6.08%	6.33%	4.43%
Rate of compensation increase	2.82%	2.54%	2.88%	2.56%
Health care trend - initial (current year)	-	6.78%	-	6.76%
- ultimate	-	4.45%	-	4.45%
- year ultimate reached	-	2035	-	2020
Figures shown are weighted averages. Actual assumptions used differ by plan.

The expected long-term rate of return on plan assets is based on historical and projected real rates of return for the plan’s current asset allocation, and assumed inflation. A real rate of return is determined for each asset class. Based on the asset allocation, an overall expected real rate of return for all assets is determined. The asset return assumption is equal to the overall real rate of return assumption added to the inflation assumption, adjusted for assumed expenses to be paid from the plan.

The discount rate is based on high-quality long-term corporate bonds, with maturities matching the estimated cash flows from the pension plan

Sensitivity Analysis for Non-Pension Benefits Plans

The health care cost trend significantly influences the amounts presented for health care plans. An increase or decrease of one percentage point of the assumed health care cost trend would have had the following impact in 2017:

millions of Canadian dollars	Increase	Decrease
Service cost and interest cost	$1	$(1)
Accumulated post-retirement benefit obligation, December 31	19	(16)

Sensitivity Analysis for Defined Benefit Pension Plans

The impact on the 2017 benefit cost of a 25 basis point change in the discount rate and asset return assumptions is as follows:

millions of Canadian dollars	Increase	Decrease
Discount rate assumption	$(9)	$9
Asset rate assumption	(6)	6

Amounts to be Amortized in the Next Fiscal Year

The following table shows the amounts from the AOCL and regulatory assets, which are expected to be recognized as part of the net periodic benefit cost in fiscal 2018:

		2018
millions of Canadian dollars	Defined benefit pension plans	Non-pensionbenefit plans
Actuarial gains (losses)	$(36)	$(2)
Past service gains	1	6
Regulatory assets	(21)	(2)
Total	$(56)	$2

Defined Contribution Plan

Emera also provides a defined contribution pension plan for certain employees. The Company’s contribution for the year ended December 31, 2017 was $23 million (2016 – $17 million), with the increase due to TECO Energy contributions being included for the full year.